UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: October 31, 2016

*	This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31st.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

October 31, 2016

MFS® EMERGING MARKETS DEBT FUND

PORTFOLIO OF INVESTMENTS

10/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par		Value ($)
Bonds - 88.4%
Angola - 0.2%
Republic of Angola, 9.5%, 11/12/2025 (n)		$5,711,000	$5,587,928
Republic of Angola, 9.5%, 11/12/2025		5,060,000	4,950,950

			$10,538,878
Argentina - 6.5%
Buenos Aires Province, 9.125%, 3/16/2024		$5,259,000	$5,824,343
Buenos Aires Province, 9.125%, 3/16/2024 (n)		8,265,000	9,153,488
Buenos Aires Province, 7.5%, 6/01/2027 (n)		8,493,000	9,151,208
Buenos Aires Province, 7.875%, 6/15/2027 (z)		8,663,000	8,901,233
Province of Cordoba, 7.125%, 6/10/2021 (n)		11,145,000	11,535,075
Province of Santa Fe, 6.9%, 11/01/2027 (z)		12,874,000	12,869,018
Provincia del Chaco, 9.375%, 8/18/2024 (n)		5,249,000	5,235,878
Republic of Argentina, 6%, 12/29/2016		12,366,500	12,366,500
Republic of Argentina, 7%, 4/17/2017		71,733,000	73,114,140
Republic of Argentina, 8.75%, 6/02/2017		33,634,000	34,777,556
Republic of Argentina, 6.875%, 4/22/2021 (n)		41,340,000	44,729,880
Republic of Argentina, 7.5%, 4/22/2026 (n)		68,708,000	75,063,490
Republic of Argentina, 7.125%, 7/06/2036 (n)		9,153,000	9,436,743
Republic of Argentina, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		87,042,000	59,493,207
YPF S.A., 8.5%, 3/23/2021 (n)		11,937,000	13,127,119
YPF S.A., 8.5%, 3/23/2021		1,150,000	1,264,655

			$386,043,533
Azerbaijan - 1.2%
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		$28,579,000	$32,239,398
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		35,343,000	38,325,940

			$70,565,338
Barbados - 0.3%
Columbus International, Inc., 7.375%, 3/30/2021		$1,200,000	$1,284,000
Columbus International, Inc., 7.375%, 3/30/2021 (n)		13,149,000	14,069,430

			$15,353,430
Bermuda - 0.2%
Government of Bermuda, 4.854%, 2/06/2024		$6,104,000	$6,690,472
Government of Bermuda, 3.717%, 1/25/2027 (z)		6,447,000	6,462,150

			$13,152,622
Brazil - 6.6%
Banco do Brasil S.A., 6.25% to 4/15/2024, FRN to 10/29/2049 (n)		$9,113,000	$6,743,620
Banco do Brasil S.A. (Cayman Branch), 6.25%, 10/29/2049		9,009,000	6,666,660
Brazil Minas SPE (State of Minas Gerais, CLN), 5.333%, 2/15/2028 (n)		3,955,000	3,875,900
Cimpor Financial Operations B.V., 5.75%, 7/17/2024 (n)		5,822,000	5,028,985
Cimpor Financial Operations B.V., 5.75%, 7/17/2024		4,899,000	4,231,707
ESAL GmbH, 6.25%, 2/05/2023		8,933,000	8,598,013
Federative Republic of Brazil, 6%, 8/15/2022	BRL	23,404,899	7,342,083
Federative Republic of Brazil, 6%, 4/07/2026		$30,940,000	34,111,350
Federative Republic of Brazil, 7.125%, 1/20/2037		35,360,000	40,310,400
Federative Republic of Brazil, 5.625%, 1/07/2041		38,940,000	37,577,100
Globo Comunicacoes e Participacoes S.A., 4.875%, 4/11/2022		1,621,000	1,669,630
Globo Comunicacoes e Participacoes S.A., 4.843%, 6/08/2025		4,067,000	4,109,704
JBS Investments GmbH, 7.25%, 4/03/2024		1,837,000	1,855,370
Marfrig Holdings (Europe) B.V., 8%, 6/08/2023 (n)		7,839,000	8,093,768

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Brazil - continued
Nota do Tesouro Nacional, 10%, 1/01/2021	BRL	20,612,000	$6,197,476
Nota do Tesouro Nacional, 6%, 5/15/2021	BRL	19,393,807	6,074,829
Nota do Tesouro Nacional, 10%, 1/01/2023	BRL	36,616,000	10,813,889
Nota do Tesouro Nacional, 10%, 1/01/2025	BRL	39,992,000	11,702,908
Nota do Tesouro Nacional, 10%, 1/01/2027	BRL	51,405,000	14,831,387
Odebrecht Offshore Drilling Finance Ltd., 6.625%, 10/01/2022 (n)		$5,055,575	1,004,795
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)		5,537,652	1,114,452
Petrobras Global Finance B.V., 8.375%, 5/23/2021		40,737,000	45,067,343
Petrobras Global Finance B.V., 8.75%, 5/23/2026		16,696,000	18,808,044
Petrobras Global Finance B.V., 4.375%, 5/20/2023		44,089,000	39,955,656
Petrobras Global Finance B.V., 7.25%, 3/17/2044		17,501,000	16,100,920
Petrobras International Finance Co., 5.375%, 1/27/2021		10,979,000	10,871,406
Petrobras International Finance Co., 6.875%, 1/20/2040		9,492,000	8,495,340
Petrobras International Finance Co., 6.75%, 1/27/2041		22,683,000	20,096,004
TerraForm Global Operating LLC, 9.75%, 8/15/2022 (n)		3,285,000	3,416,400
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/2021 (a)(d)		5,395,000	1,025,050
Votorantim Cimentos S.A., 7.25%, 4/05/2041		7,303,000	7,102,168

			$392,892,357
Bulgaria - 0.2%
Republic of Bulgaria, 3.125%, 3/26/2035	EUR	13,182,000	$14,851,115

Canada - 0.2%
First Quantum Minerals Ltd., 7.25%, 10/15/2019 (n)		$2,687,000	$2,650,054
First Quantum Minerals Ltd., 7.25%, 10/15/2019		3,062,000	3,019,898
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (n)		7,694,000	7,280,448

			$12,950,400
Chile - 3.7%
AES Gener S.A., 8.375% to 6/18/2019, FRN to 12/18/2073 (n)		$5,944,000	$6,300,640
AES Gener S.A., 8.375% to 6/18/2019, FRN to 12/18/2073		5,424,000	5,749,440
Cencosud S.A., 4.875%, 1/20/2023 (n)		2,430,000	2,555,993
Cencosud S.A., 4.875%, 1/20/2023		8,671,000	9,120,583
Cencosud S.A., 5.15%, 2/12/2025 (n)		11,288,000	12,010,929
Empresa de Transporte de Pasajeros Metro S.A., 4.75%, 2/04/2024 (n)		5,313,000	5,792,605
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026		17,279,000	17,724,435
Empresa Nacional del Petroleo, 4.75%, 12/06/2021		2,284,000	2,452,986
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)		4,635,000	4,892,785
Empresa Nacional del Petroleo, 4.375%, 10/30/2024		8,333,000	8,796,456
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)		15,441,000	15,429,574
Enersis Americas S.A., 4%, 10/25/2026		9,475,000	9,461,735
Engie Energia Chile S.A., 5.625%, 1/15/2021		9,940,000	11,008,550
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		12,672,000	13,337,686
ENTEL Chile S.A., 4.875%, 10/30/2024		5,156,000	5,363,493
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		14,850,000	15,592,500
GNL Quintero S.A., 4.634%, 7/31/2029		20,965,000	22,013,250
S.A.C.I. Falabella, 4.375%, 1/27/2025 (n)		5,505,000	5,871,749
Transelec S.A., 4.625%, 7/26/2023 (n)		9,696,000	10,400,570
Transelec S.A., 4.25%, 1/14/2025 (n)		5,329,000	5,625,474
Transelec S.A., 3.875%, 1/12/2029 (n)		6,336,000	6,431,040
VTR Finance B.V., 6.875%, 1/15/2024		11,725,000	12,267,281
VTR Finance B.V., 6.875%, 1/15/2024 (n)		9,223,000	9,649,564

			$217,849,318

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
China - 1.5%
Avi Funding Co. Ltd., 3.8%, 9/16/2025 (n)	$10,408,000	$11,028,754
CNOOC Finance (2013) Ltd., 3%, 5/09/2023	7,887,000	7,878,340
CNOOC Finance (2015) U.S.A. LLC, 3.5%, 5/05/2025	7,573,000	7,691,381
CNPC General Capital Ltd., 3.95%, 4/19/2022 (n)	9,781,000	10,457,953
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)	7,713,000	7,945,555
Export-Import Bank of China, 3.625%, 7/31/2024 (n)	7,655,000	8,081,070
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023	5,474,000	5,551,271
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)	8,253,000	8,826,385
Sinopec Group Overseas Development (2013) Ltd., 4.375%, 10/17/2023	5,404,000	5,903,881
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/2024 (n)	5,961,000	6,495,237
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)	2,845,000	3,098,743
State Grid Overseas Investment (2014) Ltd., 4.85%, 5/07/2044 (n)	4,295,000	5,107,335

		$88,065,905
Colombia - 1.2%
Banco de Bogota S.A., 6.25%, 5/12/2026 (z)	$18,412,000	$19,010,390
Banco de Bogota S.A., 6.25%, 5/12/2026	400,000	413,000
Banco de Bogota S.A., 6.25%, 5/12/2026 (n)	3,646,000	3,764,495
Empresa de Energia de Bogota S.A., 6.125%, 11/10/2021 (n)	1,049,000	1,079,159
Empresas de Energia em Bom Despacho - Minas Gerais, 6.125%, 11/10/2021	2,312,000	2,378,470
Gruposura Finance S.A., 5.5%, 4/29/2026 (n)	10,302,000	10,920,120
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)	3,971,000	4,154,857
Pacific Exploration and Production Corp., 7.25%, 12/12/2021 (n)	4,105,000	821,000
Pacific Exploration and Production Corp., 7.25%, 12/12/2021	1,111,000	222,200
Pacific Exploration and Production Corp., 5.125%, 3/28/2023 (n)	4,629,000	920,231
Pacific Exploration and Production Corp., 5.125%, 3/28/2023	2,292,000	455,643
Pacific Exploration and Production Corp., 5.625%, 1/19/2025 (n)	10,752,000	2,150,400
Republic of Colombia, 6.125%, 1/18/2041	10,200,000	11,653,500
Republic of Colombia, 5.625%, 2/26/2044	13,358,000	14,593,615

		$72,537,080
Costa Rica - 0.3%
Republic of Costa Rica, 4.375%, 4/30/2025	$6,000,000	$5,710,380
Republic of Costa Rica, 7%, 4/04/2044	4,986,000	5,160,510
Republic of Costa Rica, 7.158%, 3/12/2045	7,788,000	8,138,460

		$19,009,350
Cote d’Ivoire - 0.7%
Republic of Cote d’Ivoire, 5.375%, 7/23/2024 (n)	$7,179,000	$7,240,165
Republic of Cote d’Ivoire, 6.375%, 3/03/2028 (n)	10,891,000	11,361,818
Republic of Cote d’Ivoire, 5.75%, 12/31/2032	26,349,840	25,811,249

		$44,413,232
Croatia - 0.7%
Hrvatska Elektroprivreda, 5.875%, 10/23/2022 (n)	$7,891,000	$8,589,511
Hrvatska Elektroprivreda, 5.875%, 10/23/2022	5,400,000	5,878,008
Republic of Croatia, 6%, 1/26/2024	5,442,000	6,141,297
Republic of Croatia, 6.625%, 7/14/2020	8,056,000	8,935,715
Republic of Croatia, 6.375%, 3/24/2021	6,350,000	7,048,500
Republic of Croatia, 5.5%, 4/04/2023 (n)	5,250,000	5,722,500

		$42,315,531
Dominican Republic - 1.5%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)	$13,735,000	$14,009,700
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023	4,700,000	4,794,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Dominican Republic - continued
Dominican Republic, 7.5%, 5/06/2021	$19,158,000	$21,077,632
Dominican Republic, 5.875%, 4/18/2024 (n)	2,308,000	2,394,827
Dominican Republic, 5.875%, 4/18/2024	6,332,000	6,570,210
Dominican Republic, 5.5%, 1/27/2025 (n)	8,441,000	8,588,718
Dominican Republic, 8.625%, 4/20/2027	19,242,000	22,609,350
Dominican Republic, 7.45%, 4/30/2044 (n)	3,242,000	3,598,620
Dominican Republic, 6.85%, 1/27/2045	900,000	936,000
Dominican Republic, 6.85%, 1/27/2045 (n)	5,163,000	5,369,520

		$89,948,577
Ecuador - 0.6%
Empresa Publica de Hidrocarburos del Ecuador, FRN, 6.486%, 9/24/2019	$8,549,684	$8,442,813
Republic of Ecuador, 10.5%, 3/24/2020	2,454,000	2,588,970
Republic of Ecuador, 10.75%, 3/28/2022	8,659,000	9,156,893
Republic of Ecuador, 10.75%, 3/28/2022 (n)	12,634,000	13,360,455
Republic of Ecuador, 7.95%, 6/20/2024	800,000	754,000

		$34,303,131
El Salvador - 0.5%
Republic of El Salvador, 7.375%, 12/01/2019	$1,078,000	$1,136,568
Republic of El Salvador, 7.375%, 12/01/2019 (n)	1,516,000	1,598,364
Republic of El Salvador, 6.375%, 1/18/2027 (n)	5,918,000	5,888,410
Republic of El Salvador, 6.375%, 1/18/2027	6,956,000	6,921,220
Republic of El Salvador, 7.65%, 6/15/2035	10,519,000	10,896,737
Republic of El Salvador, 7.625%, 2/01/2041	5,500,000	5,646,025

		$32,087,324
Gabon - 0.2%
Gabonese Republic, 6.375%, 12/12/2024	$5,364,000	$4,917,608
Gabonese Republic, 6.375%, 12/12/2024 (n)	4,068,000	3,729,461
Gabonese Republic, 6.95%, 6/16/2025 (n)	2,536,000	2,339,130
Gabonese Republic, 6.95%, 6/16/2025	4,101,000	3,782,639

		$14,768,838
Ghana - 0.3%
Republic of Ghana, 9.25%, 9/15/2022 (n)	$10,697,000	$11,088,617
Republic of Ghana, 10.75%, 10/14/2030	7,383,000	8,692,006

		$19,780,623
Guatemala - 0.8%
Cementos Progreso Trust Co., 7.125%, 11/06/2023	$1,118,000	$1,182,285
Cementos Progreso Trust Co., 7.125%, 11/06/2023 (n)	4,418,000	4,672,035
Central American Bottling Corp., 6.75%, 2/09/2022 (n)	14,341,000	14,842,935
Central American Bottling Corp., 6.75%, 2/09/2022	1,695,000	1,754,325
Comcel Trust, 6.875%, 2/06/2024 (n)	5,855,000	5,986,738
Industrial Senior Trust Co., 5.5%, 11/01/2022	1,000,000	995,660
Industrial Senior Trust Co., 5.5%, 11/01/2022 (n)	12,373,000	12,319,301
Republic of Guatemala, 4.5%, 5/03/2026 (n)	7,173,000	7,352,325

		$49,105,604
Honduras - 0.3%
Republic of Honduras, 8.75%, 12/16/2020	$4,369,000	$4,948,985
Republic of Honduras, 8.75%, 12/16/2020 (n)	3,258,000	3,690,500
Republic of Honduras, 7.5%, 3/15/2024	9,518,000	10,612,570

		$19,252,055

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Hungary - 3.7%
Hungarian Development Bank, 6.25%, 10/21/2020		$15,007,000	$16,898,632
Hungarian Development Bank, 6.25%, 10/21/2020 (n)		11,785,000	13,270,499
Hungarian Export-Import Bank PLC, 4%, 1/30/2020		8,648,000	8,967,042
Magyar Export-Import Bank PLC, 5.5%, 2/12/2018 (n)		1,540,000	1,608,530
Magyar Export-Import Bank PLC, 5.5%, 2/12/2018		9,691,000	10,122,250
Magyar Export-Import Bank PLC, 4%, 1/30/2020 (n)		6,399,000	6,635,072
Republic of Hungary, 6.375%, 3/29/2021		29,212,000	33,700,424
Republic of Hungary, 5.375%, 2/21/2023		47,294,000	53,669,231
Republic of Hungary, 5.75%, 11/22/2023		25,092,000	29,276,091
Republic of Hungary, 5.375%, 3/25/2024		27,292,000	31,355,888
Republic of Hungary, 7.625%, 3/29/2041		9,724,000	14,819,376

			$220,323,035
India - 2.4%
Adani Transmission Ltd., 4%, 8/03/2026 (n)		$12,177,000	$12,120,280
Bharti Airtel Ltd., 4.375%, 6/10/2025		15,765,000	16,220,845
Delhi International Airport, 6.125%, 10/31/2026 (z)		20,030,000	20,542,147
Export-Import Bank of India, 4%, 1/14/2023		22,167,000	23,286,411
Export-Import Bank of India, 3.375%, 8/05/2026 (n)		16,536,000	16,396,205
Greenko Dutch B.V., 8%, 8/01/2019 (n)		12,907,000	13,786,160
ONGC Videsh Ltd., 3.75%, 5/07/2023		22,086,000	22,653,478
ONGC Videsh Ltd., 4.625%, 7/15/2024		6,800,000	7,274,422
ONGC Videsh Ltd., 3.75%, 7/27/2026		1,600,000	1,594,221
Reliance Industries Ltd., 4.875%, 2/10/2045 (n)		5,994,000	6,034,723

			$139,908,892
Indonesia - 8.7%
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)		$14,333,000	$14,476,760
Pertamina PT, 6%, 5/03/2042		32,755,000	34,536,086
Pertamina PT, 5.625%, 5/20/2043 (n)		11,274,000	11,308,803
Pertamina PT, 5.625%, 5/20/2043		12,959,000	12,999,004
Pertamina PT, 6.45%, 5/30/2044 (n)		4,692,000	5,167,619
Pertamina PT, 6.45%, 5/30/2044		23,041,000	25,376,620
PT Pelabuhan Indonesia III, 4.875%, 10/01/2024 (n)		7,976,000	8,458,309
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/2024 (n)		11,337,000	12,100,059
PT Perusahaan Listrik Negara, 5.25%, 10/24/2042		6,835,000	6,797,408
Republic of Indonesia, 5.875%, 3/13/2020		22,164,000	24,656,852
Republic of Indonesia, 4.875%, 5/05/2021 (n)		32,549,000	35,398,339
Republic of Indonesia, 4.875%, 5/05/2021		12,183,000	13,249,500
Republic of Indonesia, 3.75%, 4/25/2022 (n)		9,697,000	10,075,212
Republic of Indonesia, 3.75%, 4/25/2022		22,059,000	22,919,367
Republic of Indonesia, 3.375%, 4/15/2023		23,702,000	23,912,379
Republic of Indonesia, 5.375%, 10/17/2023 (n)		17,442,000	19,710,838
Republic of Indonesia, 5.375%, 10/17/2023		8,180,000	9,244,046
Republic of Indonesia, 5.875%, 1/15/2024 (n)		5,968,000	6,923,375
Republic of Indonesia, 5.875%, 1/15/2024		15,041,000	17,448,808
Republic of Indonesia, 4.125%, 1/15/2025 (n)		8,655,000	9,078,152
Republic of Indonesia, 4.125%, 1/15/2025		28,916,000	30,329,732
Republic of Indonesia, 3.375%, 7/30/2025 (n)	EUR	11,148,000	13,229,526
Republic of Indonesia, 4.75%, 1/08/2026 (n)		$17,741,000	19,339,571
Republic of Indonesia, 4.75%, 1/08/2026		17,442,000	19,013,629
Republic of Indonesia, 8.375%, 9/15/2026	IDR	143,144,000,000	11,672,127
Republic of Indonesia, 3.75%, 6/14/2028 (n)	EUR	6,334,000	7,463,025
Republic of Indonesia, 8.75%, 5/15/2031	IDR	256,413,000,000	21,960,571
Republic of Indonesia, 8.5%, 10/12/2035		$5,163,000	7,637,559

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Indonesia - continued
Republic of Indonesia, 5.25%, 1/17/2042		$10,999,000	$12,044,268
Republic of Indonesia, 4.625%, 4/15/2043		18,263,000	18,823,418
Republic of Indonesia, 6.75%, 1/15/2044 (n)		6,079,000	8,014,183
Republic of Indonesia, 5.125%, 1/15/2045		1,600,000	1,741,248
Republic of Indonesia, 5.125%, 1/15/2045 (n)		10,237,000	11,140,722
Republic of Indonesia, 5.95%, 1/08/2046 (n)		8,315,000	10,068,517

			$516,315,632
Jamaica - 0.9%
Digicel Group Ltd., 8.25%, 9/30/2020 (n)		$4,622,000	$4,090,470
Digicel Group Ltd., 8.25%, 9/30/2020		8,559,000	7,574,715
Digicel Group Ltd., 6%, 4/15/2021 (n)		2,938,000	2,628,629
Digicel Group Ltd., 7.125%, 4/01/2022		9,429,000	7,469,654
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,653,000	1,483,072
Digicel Group Ltd., 6.75%, 3/01/2023		4,640,000	4,163,008
Government of Jamaica, 6.75%, 4/28/2028		7,520,000	8,497,600
Government of Jamaica, 8%, 3/15/2039		6,538,000	7,615,855
Government of Jamaica, 7.875%, 7/28/2045		6,912,000	7,967,048

			$51,490,051
Jordan - 0.2%
Kingdom of Jordan, 5.75%, 1/31/2027 (z)		$13,983,000	$13,913,085

Kazakhstan - 2.3%
Development Bank of Kazakhstan, 4.125%, 12/10/2022 (n)		$26,704,000	$26,041,741
Development Bank of Kazakhstan, 4.125%, 12/10/2022		47,802,000	46,616,510
Halyk Savings Bank Kazak, 7.25%, 1/28/2021 (n)		998,000	1,083,229
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)		6,451,000	7,146,224
Republic of Kazakhstan, 6.5%, 7/21/2045 (n)		14,441,000	17,269,876
Republic of Kazakhstan, 6.5%, 7/21/2045		8,935,000	10,685,295
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		25,635,000	24,714,140

			$133,557,015
Kuwait - 0.3%
Equate Petrochemical B.V., 4.25%, 11/03/2026 (z)	KWD	15,600,000	$15,463,500

Luxembourg - 0.2%
Minerva Luxembourg S.A., 6.5%, 9/20/2026 (n)		$12,725,000	$12,462,865

Malaysia - 0.4%
Petronas Capital Ltd., 3.5%, 3/18/2025		$9,502,000	$10,025,133
Petronas Capital Ltd., 3.5%, 3/18/2025 (n)		11,468,000	12,099,371

			$22,124,504
Mexico - 10.0%
Alfa S.A.B de C.V., 6.875%, 3/25/2044		$10,944,000	$11,737,440
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/2024 (n)		5,511,000	5,564,457
Banco Nacional Comercio Exterior S.N.C., 4.375%, 10/14/2025 (n)		11,207,000	11,598,124
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FRN to 8/11/2026 (n)		14,066,000	13,925,340
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		3,026,000	3,402,888
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022		9,833,000	11,057,700
Bonos de Desarrollo del Gobierno Federal, 4.5%, 12/04/2025	MXN	88,090,589	5,265,115
CEMEX S.A.B. de C.V., 6.125%, 5/05/2025		$2,963,000	3,066,705
CEMEX S.A.B. de C.V., 7.75%, 4/16/2026 (n)		3,435,000	3,849,261
CEMEX S.A.B. de C.V., 7.75%, 4/16/2026		3,521,000	3,945,633

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mexico - continued
Comision Federal de Electricidad, 4.875%, 5/26/2021 (n)		$7,146,000	$7,556,895
Comision Federal de Electricidad, 4.875%, 5/26/2021		4,200,000	4,441,500
Comision Federal de Electricidad, 4.875%, 1/15/2024		8,145,000	8,470,800
Comision Federal de Electricidad, 4.75%, 2/23/2027 (n)		27,000,000	27,472,500
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)		1,814,000	1,852,312
Comision Federal de Electricidad, 5.75%, 2/14/2042		2,361,000	2,410,864
Controladora Mabe S.A. de C.V., 7.875%, 10/28/2019		10,430,000	11,624,235
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		11,054,000	11,252,972
Elementia S.A. de C.V., 5.5%, 1/15/2025		8,144,000	8,290,592
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		11,858,000	2,208,553
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		17,660,000	3,284,762
Fibra Uno, REIT, 6.95%, 1/30/2044 (n)		18,079,000	18,440,580
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/2020 (n)		8,937,000	9,406,193
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/2020		5,011,000	5,274,078
Grupo KUO S.A.B de C.V., 6.25%, 12/04/2022		8,300,000	8,485,754
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022		900,000	931,950
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)		17,022,000	17,626,281
Grupo Televisa S.A.B., 6.125%, 1/31/2046		20,927,000	22,837,949
JB Y Co. S.A. de C.V., 3.75%, 5/13/2025 (n)		7,175,000	7,282,697
JB Y Co. S.A. de C.V., 3.75%, 5/13/2025		9,545,000	9,688,270
Mexico City Airport Trust, 4.25%, 10/31/2026 (n)		13,136,000	13,385,584
Pemex Project Funding Master Trust, 6.625%, 6/15/2035		9,573,000	9,635,225
Petroleos Mexicanos, 4.625%, 9/21/2023 (n)		14,235,000	14,196,566
Petroleos Mexicanos, 6.875%, 8/04/2026 (n)		17,025,000	19,033,950
Petroleos Mexicanos, 5.5%, 6/27/2044		4,219,000	3,634,247
Petroleos Mexicanos, 5.625%, 1/23/2046		6,643,000	5,744,534
Petroleos Mexicanos, 6.75%, 9/21/2047 (z)		8,420,000	8,346,325
Petroleos Mexicanos, FRN, 2.901%, 7/18/2018		15,181,000	15,317,629
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)	MXN	342,870,000	18,007,106
Sigma Alimentos S.A. de C.V., 4.125%, 5/02/2026 (n)		$10,302,000	10,363,812
Sigma Alimentos S.A. de C.V., 4.125%, 5/02/2026		550,000	553,300
United Mexican States, 4.35%, 1/15/2047		11,113,000	10,512,898
United Mexican States, 3.625%, 3/15/2022		69,522,000	72,650,490
United Mexican States, 4%, 10/02/2023		86,568,000	90,982,968
United Mexican States, 3.6%, 1/30/2025		12,339,000	12,585,780
United Mexican States, 4.125%, 1/21/2026		16,772,000	17,728,004
United Mexican States, 5.75%, 10/12/2110		5,569,000	5,694,303

			$590,625,121
Mongolia - 0.2%
Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/2020		$1,200,000	$1,189,723
Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/2020 (n)		8,128,000	8,058,392

			$9,248,115
Morocco - 0.8%
Office Cherifien des Phosphates, 4.5%, 10/22/2025 (n)		$20,124,000	$20,274,930
Office Cherifien des Phosphates, 6.875%, 4/25/2044		5,700,000	6,247,200
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		17,920,000	19,640,320

			$46,162,450
Nigeria - 0.0%
Afren PLC, 10.25%, 4/08/2019 (a)(d)(n)		$8,067,000	$807
Afren PLC, 10.25%, 4/08/2019 (a)(d)		400,000	40
Afren PLC, 6.625%, 12/09/2020 (a)(d)(n)		3,859,000	386

			$1,233

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Panama - 1.3%
Autoridad del Canal de Panama, 4.95%, 7/29/2035		$400,000	$450,600
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		12,629,000	14,226,569
Global Bank Corp., 4.5%, 10/20/2021 (z)		11,648,000	11,599,078
Panama Canal Railway Co., 7%, 11/01/2026		4,153,329	4,174,096
Panama Canal Railway Co., 7%, 11/01/2026 (n)		962,385	967,197
Republic of Panama, 5.2%, 1/30/2020		5,828,000	6,418,085
Republic of Panama, 4%, 9/22/2024		8,648,000	9,307,410
Republic of Panama, 3.75%, 3/16/2025		7,853,000	8,324,180
Republic of Panama, 8.875%, 9/30/2027		1,970,000	2,905,750
Republic of Panama, 3.875%, 3/17/2028		6,715,000	7,117,900
Republic of Panama, 9.375%, 4/01/2029		6,204,000	9,437,835
Republic of Panama, 6.7%, 1/26/2036		3,505,000	4,657,269

			$79,585,969
Paraguay - 1.5%
Republic of Paraguay, 4.625%, 1/25/2023 (n)		$4,439,000	$4,632,008
Republic of Paraguay, 4.625%, 1/25/2023		10,859,000	11,331,149
Republic of Paraguay, 5%, 4/15/2026 (n)		8,770,000	9,318,125
Republic of Paraguay, 6.1%, 8/11/2044 (n)		11,844,000	13,087,620
Republic of Paraguay, 6.1%, 8/11/2044		30,076,000	33,233,980
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)		11,719,000	12,217,058
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022		6,577,000	6,856,523

			$90,676,463
Peru - 2.9%
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)		$5,604,000	$6,178,410
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		1,732,000	1,974,480
Corporacion Lindley S.A., 6.75%, 11/23/2021		2,884,000	3,287,760
El Fondo Mivivienda S.A., 3.5%, 1/31/2023 (n)		2,464,000	2,537,920
El Fondo Mivivienda S.A., 3.5%, 1/31/2023		2,644,000	2,723,320
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023		18,110,000	18,698,575
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024		2,156,909	2,496,623
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024 (n)		131,304	151,984
Inkia Energy Ltd., 8.375%, 4/04/2021		15,464,000	16,082,560
Kallpa Generacion S.A., 4.875%, 5/24/2026 (n)		10,276,000	10,918,250
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034 (n)		10,400,000	11,518,000
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		6,100,000	6,755,750
Republic of Peru, 2.75%, 1/30/2026	EUR	5,654,000	6,861,361
Republic of Peru, 6.35%, 8/12/2028 (n)	PEN	29,983,000	9,173,960
Republic of Peru, 3.75%, 3/01/2030	EUR	6,011,000	7,697,240
Republic of Peru, 8.75%, 11/21/2033		$8,220,000	12,967,050
Republic of Peru, 6.9%, 8/12/2037	PEN	25,206,000	8,073,624
Republic of Peru, 5.625%, 11/18/2050		$2,345,000	2,978,150
San Miguel Industrias PET S.A., 7.75%, 11/06/2020		2,209,000	2,333,809
San Miguel Industrias PET S.A., 7.75%, 11/06/2020 (n)		10,758,000	11,365,827
Transport de Gas Peru, 4.25%, 4/30/2028 (n)		7,810,000	8,149,735
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		9,215,000	9,574,385
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021		9,894,000	10,279,866

			$172,778,639
Poland - 0.6%
Republic of Poland, 5.125%, 4/21/2021		$2,518,000	$2,843,527
Republic of Poland, 5%, 3/23/2022		10,456,000	11,841,420
Republic of Poland, 3.25%, 4/06/2026		19,653,000	20,396,276

			$35,081,223

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Romania - 0.4%
Republic of Romania , 6.125%, 1/22/2044		$4,358,000	$5,658,384
Republic of Romania, 3.875%, 10/29/2035 (n)	EUR	7,813,000	9,463,642
Republic of Romania, 3.875%, 10/29/2035	EUR	9,300,000	11,264,798

			$26,386,824
Russia - 4.8%
Gaz Capital S.A., 4.95%, 2/06/2028		$12,777,000	$12,522,993
Gazprom Neft, 4.375%, 9/19/2022		8,947,000	8,824,068
MMC Norilsk Nickel Group, 6.625%, 10/14/2022		7,281,000	8,118,315
Russian Federation, 5%, 4/29/2020		12,600,000	13,442,688
Russian Federation, 5%, 4/29/2020 (n)		19,100,000	20,377,408
Russian Federation, 4.5%, 4/04/2022		47,600,000	50,188,678
Russian Federation, 4.875%, 9/16/2023 (n)		9,800,000	10,534,608
Russian Federation, 4.875%, 9/16/2023		23,800,000	25,584,048
Russian Federation, 4.75%, 5/27/2026		49,000,000	51,860,620
Russian Federation, 8.15%, 2/03/2027	RUB	1,220,019,000	18,914,540
Russian Federation, 5.625%, 4/04/2042		$38,600,000	42,598,960
Russian Federation, 5.875%, 9/16/2043 (n)		3,000,000	3,423,600
Russian Federation, 5.875%, 9/16/2043		8,000,000	9,129,600
VimpelCom Ltd., 7.504%, 3/01/2022		7,427,000	8,199,482

			$283,719,608
Saudi Arabia - 0.3%
Kingdom of Saudi Arabia, 4.5%, 10/26/2046 (z)		$16,836,000	$16,562,415

Serbia - 0.5%
Republic of Serbia, 6.75%, 11/01/2024		$31,857,493	$32,176,068

Slovenia - 0.3%
Republic of Slovenia, 5.85%, 5/10/2023		$14,981,000	$17,752,485

South Africa - 1.3%
Petra Diamonds U.S. Treasury PLC, 8.25%, 5/31/2020 (n)		$12,546,000	$12,969,428
Petra Diamonds U.S. Treasury PLC, 8.25%, 5/31/2020		1,883,000	1,946,551
Republic of South Africa, 5.875%, 5/30/2022		2,658,000	2,999,229
Republic of South Africa, 4.665%, 1/17/2024		2,593,000	2,717,464
Republic of South Africa, 5.875%, 9/16/2025		7,479,000	8,390,541
Republic of South Africa, 4.875%, 4/14/2026		8,418,000	8,734,921
Republic of South Africa, 4.3%, 10/12/2028		16,554,000	16,052,414
Republic of South Africa, 7%, 2/28/2031	ZAR	81,888,000	5,052,323
Republic of South Africa, 6.25%, 3/31/2036	ZAR	146,652,000	7,950,886
Republic of South Africa, 8.5%, 1/31/2037	ZAR	111,331,000	7,614,310

			$74,428,067
Sri Lanka - 2.0%
Republic of Sri Lanka, 6.25%, 10/04/2020		$6,672,000	$6,972,247
Republic of Sri Lanka, 6.25%, 10/04/2020 (n)		1,977,000	2,065,967
Republic of Sri Lanka, 6.25%, 7/27/2021		7,682,000	8,038,084
Republic of Sri Lanka, 5.875%, 7/25/2022		25,418,000	25,897,689
Republic of Sri Lanka, 6.125%, 6/03/2025		19,688,000	19,738,874
Republic of Sri Lanka, 6.85%, 11/03/2025 (n)		2,378,000	2,503,061
Republic of Sri Lanka, 6.85%, 11/03/2025		23,799,000	25,050,613
Republic of Sri Lanka, 6.825%, 7/18/2026 (n)		24,527,000	25,878,413

			$116,144,948

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Supranational - 0.2%
West African Development Bank, 5.5%, 5/06/2021 (n)		$10,826,000	$11,469,064

Suriname - 0.5%
Republic of Suriname, 9.25%, 10/26/2026 (z)	SRD	25,582,000	$26,733,190

Trinidad & Tobago - 0.3%
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)		$17,594,000	$17,594,000

Turkey - 6.9%
Export Credit Bank of Turkey A.S., 5.375%, 2/08/2021		$4,359,000	$4,425,527
Export Credit Bank of Turkey A.S., 5.375%, 2/08/2021 (n)		10,231,000	10,387,146
Export Credit Bank of Turkey A.S., 5%, 9/23/2021 (n)		12,813,000	12,833,347
Export Credit Bank of Turkey A.S., 5%, 9/23/2021		11,874,000	11,892,856
Republic of Turkey, 7.5%, 11/07/2019		16,475,000	18,287,250
Republic of Turkey, 7%, 6/05/2020		25,209,000	27,707,817
Republic of Turkey, 5.625%, 3/30/2021		16,193,000	17,100,942
Republic of Turkey, 5.125%, 3/25/2022		25,992,000	26,846,149
Republic of Turkey, 6.25%, 9/26/2022		14,888,000	16,194,988
Republic of Turkey, 3.25%, 3/23/2023		22,395,000	20,850,417
Republic of Turkey, 5.75%, 3/22/2024		30,164,000	32,062,281
Republic of Turkey, 7.375%, 2/05/2025		28,177,000	33,003,128
Republic of Turkey, 4.25%, 4/14/2026		41,014,000	39,273,776
Republic of Turkey, 4.875%, 10/09/2026		47,719,000	47,575,843
Republic of Turkey, 6.875%, 3/17/2036		12,708,000	14,447,725
Republic of Turkey, 6.75%, 5/30/2040		13,536,000	15,268,608
Republic of Turkey, 6%, 1/14/2041		23,126,000	23,863,951
Republic of Turkey, 4.875%, 4/16/2043		18,708,000	16,620,561
T.C. Ziraat Bankasi A.S., 4.75%, 4/29/2021 (n)		9,430,000	9,325,327
Turk Eximbank, 5.875%, 4/24/2019		12,699,000	13,191,493

			$411,159,132
Ukraine - 3.4%
Government of Ukraine, 7.75%, 9/01/2022		$13,868,000	$13,555,970
Government of Ukraine, 7.75%, 9/01/2019 (n)		1,326,000	1,322,022
Government of Ukraine, 7.75%, 9/01/2019		9,676,000	9,646,972
Government of Ukraine, 7.75%, 9/01/2020 (n)		286,000	283,440
Government of Ukraine, 7.75%, 9/01/2020		14,465,000	14,335,538
Government of Ukraine, 7.75%, 9/01/2021 (n)		2,253,000	2,219,205
Government of Ukraine, 7.75%, 9/01/2021		19,821,000	19,523,685
Government of Ukraine, 7.75%, 9/01/2022 (n)		4,753,000	4,646,058
Government of Ukraine, 7.75%, 9/01/2023 (n)		1,804,000	1,750,060
Government of Ukraine, 7.75%, 9/01/2023		21,794,000	21,142,359
Government of Ukraine, 7.75%, 9/01/2024		20,400,000	19,638,468
Government of Ukraine, 7.75%, 9/01/2025 (n)		2,153,000	2,060,895
Government of Ukraine, 7.75%, 9/01/2025		25,904,000	24,795,827
Government of Ukraine, 7.75%, 9/01/2026 (n)		2,153,000	2,052,455
Government of Ukraine, 7.75%, 9/01/2026		28,431,000	27,103,272
Government of Ukraine, 7.75%, 9/01/2027 (n)		2,153,000	2,045,565
Government of Ukraine, 7.75%, 9/01/2027		20,024,000	19,024,802
JSC State Savings Bank of Ukraine, 9.625%, 3/20/2025		8,391,000	8,076,338
JSC State Savings Bank of Ukraine, FRN, 9.375%, 3/10/2023		11,029,000	10,725,703

			$203,948,634

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
United Arab Emirates - 0.3%
Abu Dhabi National Energy Co., 3.625%, 6/22/2021 (n)		$11,184,000	$11,519,520
Emirate of Abu Dhabi, 3.125%, 5/03/2026 (n)		6,877,000	7,150,017

			$18,669,537
Uruguay - 0.4%
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)		$12,062,000	$9,528,980
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		6,240,000	4,929,600
Oriental Republic of Uruguay, 4.375%, 10/27/2027		8,112,114	8,568,420

			$23,027,000
Venezuela - 2.2%
Petroleos de Venezuela S.A., 6%, 11/15/2026		$37,692,000	$14,001,447
Petroleos de Venezuela S.A., 5.375%, 4/12/2027		35,207,000	12,878,721
Petroleos de Venezuela S.A., 6%, 5/16/2024		36,867,200	13,825,200
Republic of Venezuela, 9%, 5/07/2023		9,775,000	4,486,725
Republic of Venezuela, 8.25%, 10/13/2024		23,317,000	10,282,797
Republic of Venezuela, 7.65%, 4/21/2025		18,615,000	8,041,680
Republic of Venezuela, 9.25%, 9/15/2027		47,990,000	24,042,990
Republic of Venezuela, 7%, 3/31/2038		103,427,000	43,284,200

			$130,843,760
Vietnam - 0.1%
Socialist Republic of Vietnam, 6.75%, 1/29/2020		$3,855,000	$4,293,911

Zambia - 0.4%
Republic of Zambia, 8.5%, 4/14/2024		$13,580,000	$13,214,834
Republic of Zambia, 8.97%, 7/30/2027		8,049,000	7,891,562

			$21,106,396
Total Bonds			$5,245,517,072
Issuer/Expiration Date/Strike Price	Number of Contracts/Par Amount
Call Options Purchased - 0.0%
U.S. Treasury Note 10 Year Futures - December 2016 @ $129		459	$430,313
MXN Currency - November 2016 @ $0.0538	MXN	1,104,235,000	733,212
Total Call Options Purchased			$1,163,525

Put Options Purchased - 0.0%
iShares MSCI Emerging Markets ETF - January 2017 @ $33		15,800	$679,400
Issuer	Shares/Par
Money Market Funds - 10.2%
MFS Institutional Money Market Portfolio, 0.44% (v)		604,904,895	$604,904,895
Total Investments			$5,852,264,892

Other Assets, Less Liabilities - 1.4%			81,390,296
Net Assets - 100.0%			$5,933,655,188

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,586,720,079 representing 26.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Banco de Bogota S.A., 6.25%, 5/12/2026	10/28/16	$18,808,779	$19,010,390
Buenos Aires Province, 7.875%, 6/15/2027	10/14/16	8,955,980	8,901,233
Delhi International Airport, 6.125%, 10/31/2026	10/20/16	20,030,000	20,542,147
Equate Petrochemical B.V., 4.25%, 11/03/2026	10/27/16	15,409,836	15,463,500
Global Bank Corp., 4.5%, 10/20/2021	10/13/16-10/14/16	11,673,850	11,599,078
Government of Bermuda, 3.717%, 1/25/2027	10/11/16	6,446,099	6,462,150
Kingdom of Jordan, 5.75%, 1/31/2027	10/24/16	13,930,983	13,913,085
Kingdom of Saudi Arabia, 4.5%, 10/26/2046	10/19/16	16,501,892	16,562,415
Petroleos Mexicanos, 6.75%, 9/21/2047	5/20/15-10/03/16	8,653,208	8,346,325
Province of Santa Fe, 6.9%, 11/01/2027	10/25/16	12,874,000	12,869,018
Republic of Suriname, 9.25%, 10/26/2026	10/19/16-10/26/16	26,060,394	26,733,190
Total Restricted Securities			$160,402,531
% of Net assets			2.7%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS	Argentine Peso
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi (Offshore)
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SRD	Suriname Dollar
ZAR	South African Rand

Derivative Contracts at 10/31/16

Forward Foreign Currency Exchange Contracts at 10/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	ARS	BNP Paribas S.A.	134,869,000	1/23/17	$8,418,789	$8,475,664	$56,875
SELL	CNH	Barclays Bank PLC	52,675,000	4/26/17	7,913,913	7,674,084	239,829
SELL	CNH	JPMorgan Chase Bank N.A.	117,867,000	2/28/17-8/31/17	17,370,276	17,169,166	201,110

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 10/31/16 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	EUR	Brown Brothers Harriman	196,326	12/09/16	$215,874	$215,858	$16
SELL	EUR	Goldman Sachs International	76,712,716	11/04/16-12/09/16	86,223,103	84,344,349	1,878,754
SELL	IDR	Barclays Bank PLC	91,255,031,950	12/16/16	6,976,684	6,950,158	26,526
SELL	IDR	Merril Lynch International	91,255,031,950	12/16/16	6,968,161	6,950,158	18,003
SELL	INR	JPMorgan Chase Bank N.A.	935,364,000	1/23/17	13,840,840	13,839,509	1,331
BUY	MXN	Barclays Bank PLC	134,987,000	12/09/16	7,105,972	7,113,182	7,210
BUY	MXN	JPMorgan Chase Bank N.A.	96,286,000	12/09/16	5,067,138	5,073,821	6,683
BUY	MXN	Merril Lynch International	84,957,000	12/09/16	4,473,548	4,476,836	3,288
SELL	PEN	Morgan Stanley Capital Services, Inc.	8,152,000	12/02/16	2,416,482	2,415,525	957
SELL	PLN	JPMorgan Chase Bank N.A.	1,467,000	12/09/16	383,768	373,624	10,144
BUY	RUB	BNP Paribas S.A.	658,169,348	11/18/16	10,041,105	10,339,656	298,551
BUY	ZAR	Barclays Bank PLC	35,990,000	12/09/16	2,642,949	2,649,459	6,510
BUY	ZAR	HSBC Bank	17,995,000	12/09/16	1,320,972	1,324,730	3,758
BUY	ZAR	JPMorgan Chase Bank N.A.	63,365,000	12/09/16	4,518,809	4,664,712	145,903
BUY	ZAR	Morgan Stanley Capital Services, Inc.	128,180,000	12/09/16	9,281,416	9,436,169	154,753

							$3,060,201

Liability Derivatives
BUY	BRL	Goldman Sachs International	8,623,000	12/02/16	$2,700,596	$2,678,563	$(22,033)
SELL	BRL	BNP Paribas S.A.	82,335,628	12/02/16	24,906,416	25,575,917	(669,501)
SELL	BRL	JPMorgan Chase Bank N.A.	11,305,780	12/02/16	3,460,600	3,511,915	(51,315)
BUY	EUR	Brown Brothers Harriman	196,326	11/04/16	215,556	215,534	(22)
SELL	IDR	BNP Paribas S.A.	71,634,016,731	12/16/16	5,452,844	5,455,784	(2,940)
SELL	IDR	JPMorgan Chase Bank N.A.	202,839,383,000	12/16/16	15,215,228	15,448,636	(233,408)
BUY	INR	JPMorgan Chase Bank N.A.	935,364,000	1/23/17	13,859,297	13,839,509	(19,788)
SELL	KRW	JPMorgan Chase Bank N.A.	16,907,452,000	12/01/16	14,721,334	14,774,154	(52,820)
BUY	MXN	Merril Lynch International	84,959,000	12/09/16	4,478,141	4,476,941	(1,200)
SELL	MXN	JPMorgan Chase Bank N.A.	460,608,768	12/09/16	23,510,283	24,271,922	(761,639)
BUY	PEN	Morgan Stanley Capital Services, Inc.	8,152,000	11/03/16	2,424,747	2,423,666	(1,081)
SELL	PEN	Deutsche Bank AG	3,341,074	11/21/16	980,219	991,250	(11,031)
SELL	PEN	HSBC Bank	3,478,799	11/04/16	1,017,045	1,034,157	(17,112)
SELL	PEN	JPMorgan Chase Bank N.A.	6,947,428	11/04/16	2,034,088	2,065,290	(31,202)
SELL	PEN	Morgan Stanley Capital Services, Inc.	19,832,222	11/03/16-11/04/16	5,814,915	5,895,892	(80,977)
BUY	RUB	BNP Paribas S.A.	494,828,000	1/10/17	7,766,881	7,670,991	(95,890)
SELL	RUB	HSBC Bank	448,286,000	11/18/16	7,009,945	7,042,447	(32,502)
SELL	ZAR	JPMorgan Chase Bank N.A.	279,083,166	12/09/16	20,463,643	20,545,138	(81,495)

							$(2,165,956)

Futures Contracts at 10/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr (Short)	EUR	120	$21,362,659	December - 2016	$355,408

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	390	$63,460,313	December - 2016	$(2,832,017)
U.S. Treasury Note 10 yr (Long)	USD	274	35,517,250	December - 2016	(446,245)
U.S. Treasury Ultra Note 10 yr	USD	387	54,766,547	December - 2016	(702,119)

					$(3,980,381)

At October 31, 2016, the fund had cash collateral of $2,869,267 to cover any commitments certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

10/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,109,713	$—	$—	$1,109,713
Non-U.S. Sovereign Debt	—	4,270,624,761	—	4,270,624,761
Foreign Bonds	—	974,892,311	—	974,892,311
Purchased Currency Options	—	733,212	—	733,212
Mutual Funds	604,904,895	—	—	604,904,895
Total Investments	$606,014,608	$5,246,250,284	$—	$5,852,264,892

Other Financial Instruments
Futures Contracts - Assets	$355,408	$—	$—	$355,408
Futures Contracts - Liabilities	(3,980,381)	—	—	(3,980,381)
Forward Foreign Currency Exchange Contracts	—	894,245	—	894,245

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Corporate Bonds
Balance as of 7/31/16	$3,095,075
Realized gain (loss)	(9,875,345)
Change in unrealized appreciation (depreciation)	7,950,876
Sales	(1,170,606)
Balance as of 10/31/16	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,768,152,040
Gross unrealized appreciation	202,399,502
Gross unrealized depreciation	(118,286,650)
Net unrealized appreciation (depreciation)	$84,112,852

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	473,987,749	661,340,942	(530,423,796)	604,904,895

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,797	$—	$562,149	$604,904,895

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2016, are as follows:

United States	10.4%
Mexico	10.1%
Indonesia	8.9%
Turkey	7.0%
Brazil	7.0%
Argentina	6.6%
Russia	4.8%
Hungary	3.8%
Chile	3.7%
Other Countries	37.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: December 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: December 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 15, 2016

*	Print name and title of each signing officer under his or her signature.